Nature of Expense (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement Nature of Expense [Line Items]
Employee benefits	₨ 38,858	₨ 36,299	₨ 33,802
Depreciation expense	8,152	8,527	8,640
Amortisation expense	3,672	4,269	3,832
Cost of revenues [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	11,594	11,529	10,643
Depreciation expense	5,627	6,061	6,366
Amortisation expense	0	0	175
Selling, general and administrative expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	22,486	20,052	18,658
Depreciation expense	1,476	1,491	1,294
Amortisation expense	3,651	4,171	3,547
Research and development expenses [Member]
Income Statement Nature of Expense [Line Items]
Employee benefits	4,778	4,718	4,501
Depreciation expense	1,049	975	980
Amortisation expense	₨ 21	₨ 98	₨ 110